Other intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Other intangible assets
14.	Other intangible assets

	Licenses & software	Internally generated patents	Total
	£000s	£000s	£000s
Cost
At January 1, 2018	2,354	884	3,238
Additions	58	-	58
Disposals	(2,311)	(884)	(3,195)
Translation adjustment	3	-	3
At December 31, 2018	104	-	104
At January 1, 2019	104	-	104
Translation adjustment	(2)	-	(2)
At December 31, 2019	102	-	102
At January 1, 2020	102	-	102
Additions	3	-	3
Translation adjustment	2	-	2
At December 31, 2020	107	-	107
Accumulated depreciation
At January 1, 2018	2,326	884	3,210
Charge for the year	20	-	20
Eliminated on disposal	(2,309)	(884)	(3,193)
Translation adjustment	3	-	3
At December 31, 2018	40	-	40
At January 1, 2019	40	-	40
Charge for the year	30	-	30
Translation adjustment	(2)	-	(2)
At December 31, 2019	68	-	68
At January 1, 2020	68	-	68
Charge for the year	20	-	20
Translation adjustment	2	-	2
At December 31, 2020	90	-	90
Net book value
As at December 31 2018	64	-	64
As at December 31 2019	34	-	34
As at December 31 2020	17	-	17

The intangible assets included above have finite useful lives estimated to be of 10–15 years from the date of acquisition, over which period they are amortised or written down if they are considered to be impaired. Internally generated patent costs are only recorded where they are expected to lead directly to near-term revenues. These costs are amortised on a straight-line basis over 10–15 years, commencing from the date that the asset is available for use. The charge for amortisation is included in the research and development costs in the income statement